Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
Goodwill

9. Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2012, 2013 and 2014 are as follows:

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting
	Services	Services	Services	Total
	$	$	$	$
Balance as of January 1, 2012	40,152,022	3,509,326	5,667,004	49,328,352
Exchange rate translation	63,965	8,422	—	72,387
Balance as of December 31, 2012	40,215,987	3,517,748	5,667,004	49,400,739
Goodwill recognized upon acquisition	—	—	1,698,098	1,698,098
Exchange rate translation	394,633	106,569	—	501,202
Balance as of December 31, 2013	40,610,620	3,624,317	7,365,102	51,600,039
Exchange rate translation	(47,545)	(12,840)	—	(60,385)
Balance as of December 31, 2014	40,563,075	3,611,477	7,365,102	51,539,654

As of December 31, 2012
Goodwill, gross	458,038,291	3,517,748	5,667,004	467,223,043
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,215,987	3,517,748	5,667,004	49,400,739

As of December 31, 2013
Goodwill, gross	458,432,924	3,624,317	7,365,102	469,422,343
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,610,620	3,624,317	7,365,102	51,600,039

As of December 31, 2014
Goodwill, gross	458,385,379	3,611,477	7,365,102	469,361,958
Accumulated impairment charge	(417,822,304)	—	—	(417,822,304)
Goodwill, net	40,563,075	3,611,477	7,365,102	51,539,654

The Group utilized the income approach valuation method (Level 3) to compute the fair value of its reporting units. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, terminal value, and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Based on the impairment tests performed, the Group did not record a goodwill impairment charge for the years ended December 31, 2012, 2013 and 2014.